Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings
Borrowings

17.  Borrowings

The Group’s short term borrowings represent the borrowings which were payable within one year or on demand.

During 2019, the Group entered into revolving line of credit agreements with some commercial banks located in China. As of December 31, 2019, the total revolving line of credit was RMB1.47 billion (2018: RMB512.3 million) and available within one year from the respective agreement date. There are no commitment fees associated with the unused portion of the line of credit. The major revolving line of credit is guaranteed by the Company or other entities within the Group.

The weighted average interest rate on borrowings outstanding as of December 31, 2018 and 2019 was approximately 6.5% and 7.0%, respectively.

As of December 31, 2019, the borrowings will be due according to the following schedule:

		Between 1 to	Between 2 to	Between 3 to	Between 4 to
	Within 1 year	2 years	3 years	4 years	5 years
	RMB	RMB	RMB	RMB	RMB

Principal amounts	10,888,194	1,918,274	240,538	23,200	23,200